Investments Accounted for Using Equity Method - Investments in Joint Ventures (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 TWD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 TWD ($)	Dec. 31, 2016 TWD ($)
Disclosure of joint ventures [Line Items]
The Company’s share of profits (loss)	$ 509	$ 17	$ 419	$ 515
Joint ventures [Member]
Disclosure of joint ventures [Line Items]
The Company’s share of profits (loss)	0		(1)	(42)
The Company’s share of other comprehensive income (loss)	0		0	0
The Company’s share of total comprehensive income (loss)	$ 0		$ (1)	$ (42)